Document and Entity Information	Aug. 29, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001403256
Document Type	8-K
Document Period End Date	Aug. 29, 2023
Entity Registrant Name	Sculptor Capital Management, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-33805
Entity Tax Identification Number	26-0354783
Entity Address, Address Line One	9 West 57th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	790-0000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Shares
Trading Symbol	SCU
Security Exchange Name	NYSE
Entity Emerging Growth Company	false